Credit related Commitments and Contingent Liabilities - Credit Related Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 211,802	€ 219,767
Revocable lending commitments	49,129	49,932
Contingent liabilities	72,137	73,468
Total	€ 333,068	€ 343,167